COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease commitments:
Rent expenses	$ 23,669	$ 15,880	$ 18,594
Minimum payment under operating leases upon cancellation	654
Lease expense related to motor vehicles lease contracts	2,747	$ 5,103	$ 3,774
2017	22,340
2018	20,670
2019	18,167
2020	17,350
2021	14,612
2022 and thereafter	46,840
Operating leases, future minimum payments	139,979
Office Space, Hoboken, NJ [Member]
Lease commitments:
Rent expenses	$ 6,457